Document And Entity Information	Jan. 28, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	DASEKE, INC.
Entity Central Index Key	0001642453
Entity Emerging Growth Company	false
Entity File Number	001-37509
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3913221
Entity Address, Address Line One	15455 Dallas Parkway
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	(972)
Local Phone Number	248-0412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DSKE
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one half of a share of Common Stock at an exercise price of $5.75 per half share
Trading Symbol	DSKEW
Security Exchange Name	NASDAQ